SEGMENT INFORMATION - Geographical Information, Long-Lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenues and long-lived assets by geographic region
Long-lived assets	$ 1,567	$ 1,466
U.S. and Puerto Rico
Revenues and long-lived assets by geographic region
Long-lived assets	725	656
Ireland
Revenues and long-lived assets by geographic region
Long-lived assets	328	255
Canada
Revenues and long-lived assets by geographic region
Long-lived assets	110	103
Poland
Revenues and long-lived assets by geographic region
Long-lived assets	83	90
Germany
Revenues and long-lived assets by geographic region
Long-lived assets	80	68
Mexico
Revenues and long-lived assets by geographic region
Long-lived assets	49	50
France
Revenues and long-lived assets by geographic region
Long-lived assets	34	30
China
Revenues and long-lived assets by geographic region
Long-lived assets	31	27
Serbia
Revenues and long-lived assets by geographic region
Long-lived assets	30	27
Italy
Revenues and long-lived assets by geographic region
Long-lived assets	23	22
Other
Revenues and long-lived assets by geographic region
Long-lived assets	$ 74	$ 138